Annual Fund Operating Expenses - Class A C S I N T Shares - Janus Henderson Asia Equity Fund	Jan. 29, 2021
Class A
Operating Expenses:
Management Fees	0.91%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.28%	[2]
Total Annual Fund Operating Expenses	2.44%
Fee Waiver	1.01%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.43%	[3]
Class C
Operating Expenses:
Management Fees	0.91%	[1]
Distribution/Service (12b-1) Fees	1.00%
Other Expenses	1.60%	[2]
Total Annual Fund Operating Expenses	3.51%
Fee Waiver	1.31%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	2.20%	[3]
Class S
Operating Expenses:
Management Fees	0.91%	[1]
Distribution/Service (12b-1) Fees	0.25%
Other Expenses	1.73%	[2]
Total Annual Fund Operating Expenses	2.89%
Fee Waiver	1.29%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.60%	[3]
Class I
Operating Expenses:
Management Fees	0.91%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	1.16%	[2]
Total Annual Fund Operating Expenses	2.07%
Fee Waiver	0.93%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.14%	[3]
Class N
Operating Expenses:
Management Fees	0.91%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	0.89%	[2]
Total Annual Fund Operating Expenses	1.80%
Fee Waiver	0.70%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.10%	[3]
Class T
Operating Expenses:
Management Fees	0.91%	[1]
Distribution/Service (12b-1) Fees	none
Other Expenses	1.36%	[2]
Total Annual Fund Operating Expenses	2.27%
Fee Waiver	0.92%	[3]
Total Annual Fund Operating Expenses After Fee Waiver	1.35%	[3]

[1]	This fee may adjust up or down monthly based on the Fund’s performance relative to its benchmark index over the performance measurement period. For more information regarding performance-based advisory fees, refer to “Management Expenses” in the Fund’s Prospectus.
[2]	Other Expenses have been restated to reflect current fees.
[3]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding any performance adjustments to management fees, the fees payable pursuant to a Rule 12b-1 plan, shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees and any networking/omnibus/administrative fees payable by any share class; brokerage commissions; interest; dividends; taxes; acquired fund fees and expenses; and extraordinary expenses) exceed 1.11% for at least a one-year period commencing on January 28, 2021. The contractual waiver may be terminated or modified prior to this date only at the discretion of the Board of Trustees.